Borrowings - Summary of Maturities of Long Term Debt (Detail) - Term Loan for Equipment [Member] $ in Thousands	Jan. 01, 2021 USD ($)
Debt Instrument [Line Items]
2021	$ 48
2022	18
2023	1
Total principal payments on notes payable	$ 67